Advance to Suppliers	12 Months Ended
Dec. 31, 2017
Advance to Suppliers
Advance to Suppliers

6.         Advance to Suppliers

Advances to suppliers consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	245,394,904	559,300,277	85,595,831
Others	582,571	2,895,908	443,192

Total advance to suppliers	245,977,475	562,196,185	86,039,023

Note (i):       Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.